Merchandise Inventories, Net	6 Months Ended
Sep. 30, 2025
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 4 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	September 30, 2025	March 31, 2025
Beauty products	$2,842,955	$2,358,327
Health products	1,555,185	628,554
Luxury products	83,368	364,856
Other products	859,170	1,019,066
Merchandise inventories, net	$5,340,678	$4,370,803

As of September 30, 2025 and March 31, 2025, merchandise inventories write-down was $23,870 and $132,904, respectively.